Other employee benefits (Schedule of detailed information about other employee benefits plan) - (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Employee Benefits [Line Items]
Other employee benefits liability - current	$ 2,806	$ 2,564
Other employee benefits liability - non-current	116,778	93,628
Net liability	$ 119,584	$ 96,192